Related Party Balances and Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. Related party balances and transactions

Due from (to) related parties consist of the following:

		As of December 31, 2024	As of June 30, 2025
		HKD	HKD	US$
Prepayment to NCH	Common controlled by Ms. Siu	—	13,535,250	1,724,259
Due to NCH	Common controlled by Ms. Siu	(638,243)	—	—

The amounts due from (to) the related parties are unsecured, interest free with no specific repayment terms. Neo-Concept (Holdings) Company Limited (“NCH”) is a company incorporated in Hong Kong and controlled by Ms. Siu, the controlling shareholder of the Company. As of December 31, 2024, the amount due to NCH was non-trade nature, being fund advance to NCH for its general operation. As of June 30, 2025, the prepayment to NCH was trade nature, being prepayment to NCH to secure the goods for future sales in London showroom.

In addition to the transactions and balances detailed elsewhere in these unaudited interim condensed consolidated financial statements, we also had the following transactions with related parties:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,361,596	1,248,117	158,998
Purchase of apparel products from NCH	3,504,012	5,385,166	686,017
Rental expense paid to NCH	360,000	360,000	45,860

Agency income refers to other income from NCH, which was a discretionary payment made to Neo-Concept UK for promoting NCH’s products in UK upon a pre-determined yearly sale target was achieved. There are no enforceable rights and obligations, and the amount is recorded at a point in time.

12. Related party balances and transactions

Due to related parties consist of the following:

		As of December 31,
	Relationship	2023	2024	2024
		HKD	HKD	US$
Due to Ms. Siu	Controlling Shareholder	(59,106)	—	—
Due to NCH	Common controlled by Ms. Siu	(34,184,138)	(638,243)	(82,167)

The amounts due from (to) the related parties are unsecured, interest free with no specific repayment terms. The amounts due from (to) NCH were non-trade nature, representing fund advances to NCH for its operation.

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, we also had the following transactions with related parties:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,662,034	1,170,664	150,709
Purchase of apparel products from NCH	34,213,521	7,915,189	1,018,987
Purchase of intangible assets from NCH	—	15,023,180	1,934,057
Rental expense paid to NCH	720,000	720,000	92,692